DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Tables)	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Asset Acquisition
The following table presents the components of the consideration transferred at the Purchase Agreement Closing Date (in thousands):

Description	Purchase Consideration
Cash transferred	$28,614
Carrying amount of the Company’s equity method investment in the JV	1,057
Transaction costs	8,446
Total	$38,117
The following table presents the components of the purchase allocation (in thousands):

Description	Amount
Total consideration transferred	$38,117
Cash received	(3,025)
Liabilities assumed	310
Acquired IPR&D	$35,402

Schedule of Accounting Standards Update and Change in Accounting Principle
The following tables provide the impact of the correction on our previously issued condensed consolidated financial statements for the three months ended March 31, 2021.

Condensed Consolidated Balance Sheets	As of March 31, 2021
	As Previously Reported	Stock-based Compensation Adjustment	As Corrected
	(In thousands)
Additional paid-in capital	$416,308	$2,027	$418,335
Accumulated deficit	(87,431)	(2,027)	(89,458)

Condensed Consolidated Statements of Operations	For the Three Months Ended March 31, 2021
	As Previously Reported	Stock-based Compensation Adjustment	As Corrected
	(In thousands except share and per share data)
Selling, general and administrative expenses	$17,999	$(2,097)	$15,902
Total operating expenses	21,770	(2,097)	19,673
Operating loss	(25,543)	2,097	(23,446)
Income before income taxes and loss in equity method investments	90,665	2,097	92,762
Net Income	90,012	2,097	92,109

Net income per share
Basic	$0.70	$0.02	$0.72
Diluted	0.66	0.02	0.68
Weighted average number of shares outstanding
Diluted	135,812,697	78,022	135,890,719

Condensed Consolidated Statement of Stockholders’ Equity	For the Three Months Ended March 31, 2021
	As Previously Reported	Stock-based Compensation Adjustment	As Corrected
	(In thousands)
Additional paid-in capital - December 31, 2020	$373,129	$4,124	$377,253
Stock-based compensation	6,553	(2,097)	4,456
Additional paid-in capital, Balance - March 31, 2021	416,308	2,027	418,335
Accumulated deficit - December 31, 2020	(177,443)	(4,124)	(181,567)
Net income	90,012	2,097	92,109
Accumulated deficit, Balance - March 31, 2021	(87,431)	(2,027)	(89,458)

Condensed Consolidated Statement of Cash Flows	For the Three Months Ended March 31, 2021
	As Previously Reported	Stock-based Compensation Adjustment	As Corrected
	(In thousands)
Cash flows from operating activities:
Net income	$90,012	$2,097	$92,109
Adjustments to reconcile net income to net cash used for operating activities:
Stock-based compensation	6,553	(2,097)	4,456